Income Tax - Losses and credits available for offsetting future profit and taxes (Details) $ in Thousands	Jun. 30, 2022 USD ($)
State | June 30, 2024-June 30, 2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	$ 1,269,537
Net operating loss, amount recognized	685
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	14,602
Net operating loss, amount recognized	0
Research and development carryforward | United States | June 30, 2025-June 30, 2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	98,885
Tax credits, amounts recognized	813
Research and development carryforward | California
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	54,033
Tax credits, amounts recognized	374
Research and development carryforward | Texas | June 30, 2036-June 30, 2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	6,157
Tax credits, amounts recognized	6,157
Research and development carryforward | Poland | June 30,2026 - June 30,2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	1,729
Tax credits, amounts recognized	0
Capital loss carryforward | Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	4,637
Tax credits, amounts recognized	0
Alternative minimum tax credit | India | March 31, 2036 - March 31, 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	6,211
Tax credits, amounts recognized	6,211
Pre-2017 U.S. Tax Reform | United States | June 30, 2030-December 30, 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	137,635
Net operating loss, amount recognized	230
Post-2017 U.S. Tax Reform | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	4,290,309
Net operating loss, amount recognized	$ 7,172